PIMCO Funds

Supplement Dated November 15, 2012 to the

Bond Funds Class A, Class B, Class C and Class R Prospectus and Bond Funds Institutional Class,

Class M, Class P, Administrative Class and Class D Prospectus, each dated July 31, 2012, as supplemented from time to time (each a “Prospectus”)

Disclosure Related to the PIMCO Income Fund (the “Fund”)

Effective immediately, the third sentence of the second paragraph of the “Principal Investment Strategies” section of the Fund’s Fund Summary in each Prospectus is deleted in its entirety and replaced with the following:

The average portfolio duration of this Fund normally varies from zero to eight years based on Pacific Investment Management Company LLC’s (“PIMCO”) forecast for interest rates.

Investors Should Retain This Supplement for Future Reference

PIMCO_SUPP1_111512

PIMCO Funds

Supplement Dated November 15, 2012 to the

Bond Funds Class A, Class B, Class C and Class R Prospectus and Bond Funds Institutional Class,

Class M, Class P, Administrative Class and Class D Prospectus, each dated July 31, 2012, as supplemented from time to time (each a “Prospectus”)

Disclosure Related to the PIMCO Mortgage-Backed Securities Fund (the “Fund”)

Effective immediately, the following sentence is added immediately after the seventh sentence of the first paragraph of the “Principal Investment Strategies” section of the Fund’s Fund Summary in each Prospectus:

The Fund may also invest up to an additional 5% of its total assets in mortgage-related high yield instruments (“junk bonds”) rated below Baa by Moody’s, or equivalently rated by S&P or Fitch, or, if unrated, determined by PIMCO to be of comparable quality.

Investors Should Retain This Supplement for Future Reference

PIMCO_SUPP2_111512

PIMCO Funds

Supplement Dated November 15, 2012 to the

Bond Funds Class A, Class B, Class C and Class R Prospectus and Bond Funds Institutional Class,

Class M, Class P, Administrative Class and Class D Prospectus, each dated July 31, 2012, as supplemented from time to time (each a “Prospectus”)

Disclosure Related to the PIMCO Total Return Fund IV (the “Fund”)

Effective immediately, the first sentence of the first paragraph of the “Principal Investment Strategies” section of the Fund’s Fund Summary in each Prospectus is deleted in its entirety and replaced with the following:

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its net assets in a diversified portfolio of Fixed Income Instruments of varying maturities.

Investors Should Retain This Supplement for Future Reference

PIMCO_SUPP3_111512